Cover	Nov. 28, 2022
Cover [Abstract]
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 28, 2022
Entity Incorporation State Country Code	MT
Entity Tax Identification Number	81-0305822
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	33-00215
Entity Address Address Line 2	P.O. Box 643
Entity Address City Or Town	Thompson Falls
Entity Address State Or Province	MT
Entity Address Postal Zip Code	59873
City Area Code	406
Local Phone Number	827-3523
Entity Address Address Line 1	47 Cox Gulch
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE